Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of June 30, 2024, and December 31, 2023, consist of the following:

	Balance as of June 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Trade receivables	268,547	213,345
Tax receivables	41,055	37,134
Prepayments	20,768	12,717
Other accounts receivable	4,920	23,287
Total	335,290	286,483